Provision For Environmental Rehabilitation - Summary of Provision for Environmental Rehabilitation (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	$ 107,874	$ 98,454
Change in estimates	(12,374)	8,350
Accretion	2,305	2,363
Settlements		(1,205)
Foreign exchange differences	109	(88)
Ending balance	$ 97,914	$ 107,874